February 3, 2021

Via EDGAR System

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Leuthold Funds, Inc.
File Nos. 033-96634 and 811-09094
Rule 497(j) Certification
Ladies & Gentlemen:
The undersigned officer of Leuthold Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:
1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 60 to the Form N‑1A Registration Statement filed by the Company on January 29, 2021, which became effective January 31, 2021.  This is the most recent amendment to such registration statement.
2. The text of Post-Effective Amendment No. 60 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 29, 2021.
Very truly yours,

LEUTHOLD FUNDS, INC.

By: /s/ Roger A. Peters
 Roger A. Peters
Vice President